Note 10 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Liabilities, Gross, Total	$ 1,843,000	$ 2,133,000
Deferred Tax Assets, Net of Valuation Allowance, Total	1,851,000	2,141,000
Deferred Tax Assets, Valuation Allowance	$ 2,488,000	2,351,000
Open Tax Year	2019 2020 2021 2022
Income Tax Examination, Penalties and Interest Accrued, Total	$ 0	0
Income Taxes Paid, Net, Total	58,000	$ 65,000
Operating Loss Carryforwards	9,900,000
Domestic Tax Authority [Member] | Indefinite Tax Credit Carryforward [Member]
Operating Loss Carryforwards	2,077,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards	$ 11,346,000